Document and Entity Information	15 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	I-Level Media Group Inc.
Entity Central Index Key	0001355559
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash		$ 0	$ 0
Total Assets		0	0
Current Liabilities
Accounts payable	120,657	145,822	149,794
Accrued expenses	15,746	44,000	251,132
Due to related party	35,000	103,000
Notes payable	548,793	534,478	332,332
Total Current Liabilities	720,196	827,300	733,258
Stockholders' Deficit
Common Stock, 1,000,000,000 shares authorized, $0.001 par value 75,918,825, 13,918,825 and 918,825 issued and outstanding, respectively	75,919	13,919	919
Additional Paid-in Capital	4,535,075	4,473,075	4,473,075
Foreign Currency Translation	(4,461)	(4,089)	(7,222)
Deficit Accumulated During the Development Stage	(5,326,729)	(5,310,205)	(5,200,030)
Total Stockholders' Deficit	(720,196)	(827,300)	(733,258)
Total Liabilities and Stockholders' Deficit		$ 0	$ 0

Balance Sheets (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, issued	75,918,825	13,918,825	918,825
Common Stock, outstanding	75,918,825	13,918,825	918,825

Statements of Operations (USD $)	3 Months Ended		12 Months Ended		76 Months Ended	79 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenue			$ 0	$ 0	$ 0
Expenses
Consulting fees - related party	12,000	12,000	48,000	48,000	370,080	382,080
Professional fees	7,091		15,000	0	211,927	219,018
General and administrative	2,529	902	7,295	3,902	477,659	480,188
Total Operating Expenses	21,620	12,902	70,295	51,902	1,059,666	1,081,286
Loss from Operations	(21,620)	(12,902)	(70,295)	(51,902)	(1,059,666)	(1,081,286)
Other Income (Expense):
Forgiveness of debt	15,640					15,640
Foreign currency loss	(601)					(601)
Interest expense, net	(9,943)	(9,833)	40,467	39,880	177,184	(49,823)
Total Other Income (Expense)	5,096	(9,983)	(40,467)	(39,880)	(177,184)	(34,784)
Net Loss from Continuing Operations	(16,524)	(22,735)	(110,175)	(92,369)	(1,236,850)	(1,253,374)
Net Loss on Sale of Subsidiary						(1,018,001)
Loss Before Discontinued Operations	(16,524)	(22,735)	(110,175)	(92,369)	(2,254,851)	(2,271,375)
Discontinued Operations			0	0	(3,055,354)	(3,055,354)
Net Loss	$ (16,524)	$ (22,735)	$ (110,175)	$ (92,369)	$ (5,310,205)	$ (5,326,729)
Net Loss Per Share - Basic and Diluted		$ (0.02)	$ (0.02)	$ (0.1)
Weighted Average Number of Shares Outstanding	14,600,000	919,000	7,045,000	896,000

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		76 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Activities
Net loss	$ (16,524)	$ (22,735)	$ (110,175)	$ (92,369)	$ (2,254,851)
Discontinued Operations			0	0	(3,055,354)
Adjustments to reconcile net loss to cash
Shares issued for accrued consulting fees - related party			0	0	202,400
Donated services and expenses					20,000
Loss on sale of subsidiary
Gain on settlement of debt	(15,640)
Foreign currency loss	601
Change in operating assets and liabilities
Increase (decrease) in accounts payable	(10,498)	902	(839)	(3,297)	141,733
Increase in accrued expenses	27,746	12,000	87,879	95,666	695,497
Net Cash Used in Operating Activities	(14,315)	(9,833)	(23,135)	0	(3,232,574)
Net Cash to Investing Activities
Financing Activities
Increase in notes payable	14,315	9,833
Proceeds from notes payable ��� related party			23,135	0	370,467
Proceeds from sale of common stock			0	0	2,862,107
Net Cash Provided by Financing Activities	14,315	21,833	23,135	0	3,232,574
Increase in Cash			0	0	0
Cash - Beginning of Period	0	0	0
Cash - End of Period			0	0	0
Supplemental Disclosures:
Interest paid			0	0	32,452
Income taxes paid			0	0	0
Settlement of debt with shares	124,000		0	0	1,051,634
Accrued expenses settled in common stock			$ 13,000	$ 0	$ 202,400

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Foreign Currency Translation	Accumulated During the Development Stage	Total
Beginning Balance at Aug. 22, 2005	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Aug. 22, 2005	0
Issued for cash	586	3,414	0	0	4,000
Issued for cash (Shares)	585,714
Issued for cash	243	82,757	0	0	83,000
Issued for cash (Shares)	243,071
Donated Services and Expenses	0	5,000	0	0	5,000
Donated Services and Expenses (Shares)	0
Net Loss	0	0	0	(22,979)	(22,979)
Net Loss for the Year From Discontinued	0	0	0	(453,691)	(453,691)
Ending Balance at Dec. 31, 2005	829	91,171	0	(476,670)	(384,670)
Balance (in Shares) at Dec. 31, 2005	828,785
Donated Services and Expenses	0	15,000	0	0	15,000
Donated Services and Expenses (Shares)	0
Net Loss	0	0	0	(110,918)	(110,918)
Net Loss for the Year From Discontinued	0	0	0	(388,517)	(388,517)
Ending Balance at Dec. 31, 2006	829	106,171	0	(976,105)	(869,105)
Balance (in Shares) at Dec. 31, 2006	828,785
Cancellation of founders shares	(586)	586	0	0	0
Cancellation of founders shares (Shares)	(585,714)
Shares issued to acquire subsidiaries	386	350,467	0	0	350,853
Shares issued to acquire subsidiaries (Shares)	385,714
Shares issued to settle debt	71	499,929	0	0	500,000
Shares issued to settle debt (Shares)	71,429
Shares issued to settle debt	15	309,486	0	0	309,501
Shares issued to settle debt (Shares)	14,738
Shares issued in a unit private placement	37	1,299,963	0	0	1,300,000
Shares issued in a unit private placement (Shares)	37,143
Shares issued in a unit debt private placement	6	199,994	0	0	200,000
Shares issued in a unit debt private placement (Shares)	5,714
Shares issued in a private placement	8	374,992	0	0	375,000
Shares issued in a private placement (Shares)	7,653
Shares issued in a unit private placement	28	499,972	0	0	500,000
Shares issued in a unit private placement (Shares)	28,571
Shares issued as a finders fee	2	29,898	0	0	30,000
Shares issued as a finders fee (Shares)	1,714
Capital raising costs	0	(30,000)	0	0	(30,000)
Capital raising costs (Shares)	0
Shares issued pursuant to a financial services contract	14	172,486	0	0	172,500
Shares issued pursuant to a financial services contract (Shares)	14,286
Shares issued in a unit private placement	36	499,964	0	0	500,000
Shares issued in a unit private placement (Shares)	35,714
Capital raising costs	0	(69,894)	0	0	(69,894)
Capital raising costs (Shares)	0
Net Loss	0	0	0	(435,720)	(435,720)
Net Loss for the Year From Discontinued	0	0	0	(1,639,214)	(1,639,214)
Ending Balance at Dec. 31, 2007	846	4,244,014	0	(3,051,039)	1,193,921
Balance (in Shares) at Dec. 31, 2007	845,747
Shares issued to settle debt	2	29,998	0	0	30,000
Shares issued to settle debt (Shares)	2,143
Net Loss	0	0	0	(1,340,475)	(1,340,475)
Net Loss for the Year From Discontinued	0	0	0	(573,932)	(573,932)
Ending Balance at Dec. 31, 2008	848	4,274,012	0	(4,965,446)	(690,586)
Balance (in Shares) at Dec. 31, 2008	847,891
Net Loss	0	0	0	(142,214)	(142,214)
Ending Balance at Dec. 31, 2009	848	4,274,012	0	(5,107,660)	(832,800)
Balance (in Shares) at Dec. 31, 2009	847,891
Shares issued to settle debt	43	149,957	0	0	150,000
Shares issued to settle debt (Shares)	42,857
Shares issued to settle debt	28	49,106	0	0	49,133
Shares issued to settle debt (Shares)	28,077
Foreign currency translation	0	0	(7,222)	0	(7,222)
Foreign currency translation (Shares)	0
Net Loss	0	0	0	(92,369)	(92,369)
Ending Balance at Dec. 31, 2010	919	4,473,075	(7,222)	(5,200,030)	(733,258)
Balance (in Shares) at Dec. 31, 2010	918,825				918,825
Shares issued to settle debt	13,000	0	0	0	13,000
Shares issued to settle debt (Shares)	13,000,000
Foreign currency translation	0	0	3,133	0	3,133
Foreign currency translation (Shares)	0
Net Loss	0	0	0	(110,175)	(110,175)
Ending Balance at Dec. 31, 2011	$ 13,919	$ 4,473,075	$ (4,089)	$ (5,310,205)	$ (827,300)
Balance (in Shares) at Dec. 31, 2011	13,918,825				13,918,825

Nature of Operations, Continuance of Business and Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Nature of Operations, Continuance of Business and Presentation
1.	Nature of Operations, Continuance of Business and Presentation

The Company was incorporated in the State of Nevada on August 23, 2005 under the name Jackson Ventures, Inc. The Company's initial operations included the acquisition and exploration of mineral resources. Management changed its primary business to that of developing and operating a proprietary, digital media network service in the transportation segment of the outdoor advertising market in China. This business ceased operations on December 1, 2008 and its business was wound-up. Since December 1, 2008 the Company has no operations. At the present time, the Company is focusing on obtaining sufficient financing to be able to recommence operations in the social networking, digital media and mobile communications area.

On July 8, 2011 the Company completed a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s issued shares were 918,825 and its authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares. On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012 and on March 31, 2012 the Company issued 40,000,000 shares at $0.002 per share to settle $80,000 owing to its sole director and Chief Executive Officer and issued 22,000,000 shares at $0.002 per share to settle $44,000 of accrued expenses.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company had not generated revenues since inception and currently has no revenue generating operations. The Company has not paid dividends, and is unlikely to pay dividends in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain equity financing and secure new business operations. As at March 31, 2012, the Company had no assets and total debt of $721,755. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1.	Nature of Operations, Continuance of Business and Presentation

The Company was incorporated in the State of Nevada on August 23, 2005 under the name Jackson Ventures, Inc. The Company's initial operations included the acquisition and exploration of mineral resources. Management changed its primary business to that of developing and operating a proprietary, digital media network service in the transportation segment of the outdoor advertising market in China. On January 29, 2007 the Company entered into a Share Exchange Agreement to acquire the business of i-Level Media Systems Limited (“i-Level Systems”), a limited liability Company incorporated on May 23, 2003 under the International Business Act of the British Virgin Islands. I-Level Systems owns 100% of i-Level SoftComm (Shanghai) Company Ltd. (“i-Level SoftComm”), a wholly foreign owned enterprise formed under the laws of the People's Republic of China (the “PRC”) on August 12, 2004. i-Level SoftComm was a development stage company devoting substantially all of its efforts to establishing a new business in the PRC, which involved selling out-of-home video advertising timeslots on its network of flat-panel video advertising display units installed in taxis. The acquisition of i-Level Systems was completed on March 20, 2007. See Note 7 for full disclosure of this transaction and related financing transactions. As control of the Company transferred to the shareholders of i-Level Systems on March 20, 2007 this acquisition was considered a recapitalization of i-Level Systems. The acquisition was accounted for using reverse merger accounting rules whereby the historical operations of i-Level Systems constituted the reported numbers prior to March 20, 2007 and the combined operations of the Company and i-Level Systems were reported from March 20, 2007 to December 1, 2008. On December 1, 2008 i-Level SoftComm ceased operations and its business was wound-up. Also on December 1, 2008 i-Level Systems, the parent company of i-Level SoftComm and a wholly-owned subsidiary of the Company was sold to the Company’s former Chief Executive Officer for $1. From December 1, 2008 the Company deconsolidated its subsidiary and reported a loss on discontinued operations of $573,932 and upon wind-up recorded a gain of $596,799 and upon sale recorded a loss of $1,614,800. The comparative balance sheet included the accounts of i-Level Systems and i-Level SoftComm. The Statement of Stockholders’ Equity was retroactively restated to account for the deconsolidation of i-Level Systems and the reversal of reverse merger accounting. Since December 1, 2008 the Company has no operations.

On July 8, 2011 the Company effected a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares of common stock On the date of record there were 64,317,715 shares issued and outstanding. Upon consolidation there were 918,825 shares issued and outstanding. This consolidation has been applied retroactively to restate all share and per share amounts. On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012.

On July 13, 2011 the Company settled $13,000 of debt owing to the Chief Executive Officer and issued 13,000,000 post-consolidation shares at $.001 per share.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company had not generated revenues since inception and currently has no revenue generating operations. The Company has not paid dividends, and is unlikely to pay dividends in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the ability of the Company to reorganize its share capital, obtain equity financing and secure new business operations. As at December 31, 2011, the Company had no assets and debt of $827,299 and had accumulated losses of $5,310,205 since inception. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. At the present time, the Company is focusing on obtaining sufficient financing to be able to recommence operations in the social networking, digital media and mobile communications area.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Reclassification

Certain reclassifications have been made to make 2011 amounts conform to 2012 classifications for comparative purposes.

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Recent Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements.

International Financial Reporting Standards

In November 2008, the Securities and Exchange Commission (“SEC”) issued for comment a proposed roadmap regarding potential use of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. Under the proposed roadmap, the Company would be required to prepare financial statements in accordance with IFRS in fiscal year 2014, including comparative information also prepared under IFRS for fiscal 2013 and 2012. The Company is currently assessing the potential impact of IFRS on its financial statements and will continue to follow the proposed roadmap for future developments.

1.	Nature of Operations, Continuance of Business and Presentation

The Company was incorporated in the State of Nevada on August 23, 2005 under the name Jackson Ventures, Inc. The Company's initial operations included the acquisition and exploration of mineral resources. Management changed its primary business to that of developing and operating a proprietary, digital media network service in the transportation segment of the outdoor advertising market in China. On January 29, 2007 the Company entered into a Share Exchange Agreement to acquire the business of i-Level Media Systems Limited (“i-Level Systems”), a limited liability Company incorporated on May 23, 2003 under the International Business Act of the British Virgin Islands. I-Level Systems owns 100% of i-Level SoftComm (Shanghai) Company Ltd. (“i-Level SoftComm”), a wholly foreign owned enterprise formed under the laws of the People's Republic of China (the “PRC”) on August 12, 2004. i-Level SoftComm was a development stage company devoting substantially all of its efforts to establishing a new business in the PRC, which involved selling out-of-home video advertising timeslots on its network of flat-panel video advertising display units installed in taxis. The acquisition of i-Level Systems was completed on March 20, 2007. See Note 7 for full disclosure of this transaction and related financing transactions. As control of the Company transferred to the shareholders of i-Level Systems on March 20, 2007 this acquisition was considered a recapitalization of i-Level Systems. The acquisition was accounted for using reverse merger accounting rules whereby the historical operations of i-Level Systems constituted the reported numbers prior to March 20, 2007 and the combined operations of the Company and i-Level Systems were reported from March 20, 2007 to December 1, 2008. On December 1, 2008 i-Level SoftComm ceased operations and its business was wound-up. Also on December 1, 2008 i-Level Systems, the parent company of i-Level SoftComm and a wholly-owned subsidiary of the Company was sold to the Company’s former Chief Executive Officer for $1. From December 1, 2008 the Company deconsolidated its subsidiary and reported a loss on discontinued operations of $573,932 and upon wind-up recorded a gain of $596,799 and upon sale recorded a loss of $1,614,800. The comparative balance sheet included the accounts of i-Level Systems and i-Level SoftComm. The Statement of Stockholders’ Equity was retroactively restated to account for the deconsolidation of i-Level Systems and the reversal of reverse merger accounting. Since December 1, 2008 the Company has no operations.

On July 8, 2011 the Company effected a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares of common stock On the date of record there were 64,317,715 shares issued and outstanding. Upon consolidation there were 918,825 shares issued and outstanding. This consolidation has been applied retroactively to restate all share and per share amounts. On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012.

On July 13, 2011 the Company settled $13,000 of debt owing to the Chief Executive Officer and issued 13,000,000 post-consolidation shares at $.001 per share.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company had not generated revenues since inception and currently has no revenue generating operations. The Company has not paid dividends, and is unlikely to pay dividends in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the ability of the Company to reorganize its share capital, obtain equity financing and secure new business operations. As at December 31, 2011, the Company had no assets and debt of $827,299 and had accumulated losses of $5,310,205 since inception. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. At the present time, the Company is focusing on obtaining sufficient financing to be able to recommence operations in the social networking, digital media and mobile communications area.

Due to Related Party	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Due to Related Party
3.	Due to Related Party

The Company’s sole director, President and Chief Executive Officer is owed $4,000 per month for services rendered. Total amounts owing at December 31, 2011 was $103,000. The Company has charged $12,000 (2011 - $12,000) to operations. On March 31, 2012 the Company settled $80,000 of amounts owing by issuing 40,000,000 shares at $0.002 per share. As at March 31, 2012 a total of $35,000 was owed. This amount is unsecured, non-interest bearing and due on demand.

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accrued Expenses
3.	Accrued Expenses

	December 31, 2011 $	December 31, 2010 $

Accounts Payable
Accrued consulting fees	44,000	44,000
Accrued interest on loans	148,611	108,732
Accrued wages to former senior officers	30,400	30,400
Accrued remuneration to officer/director	103,000	68,000
	326,011	251,132

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Notes Payable
4.	Notes Payable

The Company was loaned $332,332 by family members of two former senior officers and directors of the Company. This loan was purchased by a non-related party during 2011. These loans are unsecured; bear interest at 12% per annum and due on demand. As at March 31, 2012 there was accrued interest of $158,554. This non-related party also purchased $30,400 of non-interest bearing debt owing to the former Chief Executive Officer and has paid certain expenses of the Company and has charged fees for services totaling $57,907 which is non-interest bearing, unsecured and due on demand.

4.	Notes Payable

Related Party - In March and April, 2008 $347,332 was loaned to the Company by family members of the two former senior officers and directors of the Company. These loans are unsecured; bear interest at 12% per annum and due on demand. On May 12, 2010, the Company settled $15,000 of this debt plus $3,733 of accrued interest by issuing 10,705 post-consolidation shares. As at December 31, 2011 there was accrued interest of $148,611 owing.

Non-related Party - During 2011 the Company received non-interest bearing loans of $23,135.

Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Common Stock
5.	Common Stock

On March 31, 2012 the Company issued 40,000,000 shares at $0.002 per share to settle $80,000 owing to its sole director, President and Chief Executive Officer and issued 22,000,000 shares at $0.002 per share to settle $44,000 of accrued expenses.

5.	Common Stock

On July 8, 2011 the Company completed a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares of common stock On the date of record there were 64,317,715 shares issued and outstanding. Upon consolidation there were 918,825 shares issued and outstanding. This consolidation has been applied retroactively to restate all share and per share amounts.

On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012.

On July 13, 2011 the Company settled $13,000 of debt owing to the Chief Executive Officer and issued 13,000,000 post-consolidation shares at $.001 per share.

In April 2010 the Company settled accrued expenses of $150,000 by issuing 42,857 post-consolidation shares and accrued wages to a former senior officer of $30,400 by issuing 17,371 post-consolidation shares.

Stock Options and Warrants Outstanding	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Options and Warrants Outstanding
6.	Stock Options and Warrants Outstanding
As at December 31, 2011 there were no stock options or warrants outstanding.

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes
7.	Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. Potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years. As the criteria for recognizing future income tax assets have not been met due to the uncertainty of realization, a valuation allowance of 100% has been recorded for the current and prior year.

The components of the net deferred tax asset at December 31, 2011 and 2010 and the effective tax rate and the estimated amount of the valuation allowance are scheduled below:

	December 31, 2011 $	December 31, 2010 $
Cumulative Combined Net Operating Losses
Cumulative Combined Net Operating Losses	2,031,000	1,918,000
Effective Tax Rate	34%	34%
Deferred Tax Asset	691,000	652,000
Valuation Allowance	(691,000)	(652,000)
Net Deferred Tax Asset	-	-

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Fair Value Measurements
8.	Fair Value Measurements

The Company adopted ASC Topic 820-10 at the beginning of 2009 to measure the fair value of certain of its financial assets required to be measured on a recurring basis. The adoption of ASC Topic 820-10 did not impact the Company’s financial condition or results of operations. ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability. The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level 2 – Valuations based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3 – Valuations based on inputs that are supportable by little or no market activity and that are significant to the fair value of the asset or liability.

The Company has no level 3 assets or liabilities.

The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1 $	Level 2 $	Level 3 $	Total $
Assets:	-	-	-	-
Liabilities:
Accounts payable	-	149,794	-	149,794
Accrued expenses	-	251,132	-	251,132
Notes payable	-	332,332	-	332,332

The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1 $	Level 2 $	Level 3 $	Total $
Assets:	-	-	-	-
Liabilities:
Accounts payable	-	145,821		145,821
Accrued expenses	-	326,011	-	326,011
Notes payable	-	355,467	-	355,467